Loan from Third Parties (Tables)	6 Months Ended
Jun. 30, 2019
Loan from Third Parties (Tables)
Schedule of Loan

				8%		8%		8%
		Loan		Interest		Interest		Interest
				2018		2019 Q-1		2019 Q-2
A	7/1/2016	$25,000	$28,000	$2,000	$30,000	$500	$30,500	$500	$31,000
B	7/1/2016	$7,000	$7,840	$560	$8,400	$140	$8,540	$140	$8,680
			$35,840	$2,560	$38,400	$640	$39,040	$640	$39,680